Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 437,154	$ 410,425
Restricted cash	49	119
Inventory	4,824	5,091
Other current assets	31,666	26,640
Total current assets	474,379	443,061
Non-current assets
Derivative instruments	40,090	48,829
Vessels and equipment, net	2,154,465	2,217,301
Other fixed assets	5	2
Total non-current assets	2,194,560	2,266,132
Total Assets	2,668,939	2,709,193
Current liabilities
Current portion of long-term debt	106,708	103,870
Accounts payable	2,002	3,508
Other current liabilities	49,544	45,505
Total current liabilities	158,777	153,267
Non-current liabilities
Long-term debt	1,703,529	1,708,273
Total non-current liabilities	1,703,529	1,708,273
Total liabilities	1,862,306	1,861,540
Equity
Share capital (2024: 54,520,325 shares issued, par value $0.01 per share (2023: 54,520,325 shares issued, par value $0.10 per share))	545	5,452
Treasury shares at cost (2024: 432,557 shares (2023: 784,007))	(4,224)	(7,560)
Additional paid in capital	904,268	1,204,634
Contributed surplus	183,535	0
Accumulated deficit	(277,491)	(354,873)
Total equity	806,633	847,653
Total Liabilities and Equity	$ 2,668,939	$ 2,709,193
Par value (in USD per share)	$ 0.01	$ 0.10
Related party
Current assets
Receivables due from related parties	$ 686	$ 786
Current liabilities
Payables due to related parties	$ 523	$ 384